Rotable spare parts, furniture and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Rotable spare parts, furniture and equipment, net
Summary of rotable spare parts, furniture and equipment, net

	Gross value						Accumulated depreciation and impairment						Net carrying value
	At December		At December		At December		At December		At December		At December		At December		At December		At December
	31, 2019		31, 2018		31, 2017		31, 2019		31, 2018		31, 2017		31, 2019		31, 2018		31, 2017
Leasehold improvements to flight equipment	Ps.	4,220,672	Ps.	3,424,778	Ps.	2,575,495	Ps.	(2,679,884)	Ps.	(2,210,189)	Ps.	(1,882,996)	Ps.	1,540,788	Ps.	1,214,589	Ps.	692,499
Pre-delivery payments		4,507,770		3,672,090		2,783,303		—		—		—		4,507,770		3,672,090		2,783,303
Flight equipment		1,287,102		932,642		830,145		(553,852)		(268,320)		(199,223)		733,250		664,322		630,922
Construction and improvements in process		474,240		142,738		193,607		—		—		—		474,240		142,738		193,607
Constructions and improvements		172,460		132,446		131,503		(131,510)		(117,211)		(106,335)		40,950		15,235		25,168
Computer equipment		47,566		44,563		30,113		(34,495)		(28,016)		(20,790)		13,071		16,547		9,323
Workshop tools		26,875		23,454		20,500		(22,023)		(20,085)		(18,229)		4,852		3,369		2,271
Electric power equipment		20,412		15,438		15,439		(11,400)		(10,316)		(9,185)		9,012		5,122		6,254
Communications equipment		14,099		12,305		11,229		(8,322)		(7,394)		(6,502)		5,777		4,911		4,727
Workshop machinery and equipment		16,301		9,530		8,405		(6,092)		(5,049)		(4,345)		10,209		4,481		4,060
Motorized transport equipment platform		15,026		5,496		5,587		(5,392)		(5,050)		(4,701)		9,634		446		886
Service carts on board		7,675		5,403		5,403		(5,554)		(5,277)		(5,021)		2,121		126		382
Office furniture and equipment		70,709		66,546		44,749		(34,049)		(28,240)		(22,454)		36,660		38,306		22,295
Allowance for obsolescence		(3,000)		—		—		—		—		—		(3,000)		—		—
Total	Ps.	10,877,907	Ps.	8,487,429	Ps.	6,655,478	Ps.	(3,492,573)	Ps.	(2,705,147)	Ps.	(2,279,781)	Ps.	7,385,334	Ps.	5,782,282	Ps.	4,375,697

* During the years ended December 31, 2019, 2018 and 2017, the Company capitalized borrowing costs of Ps.456,313, Ps.357,920 and Ps.193,389, respectively. The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of Ps.328,571, Ps.242,678 and Ps.110,274, respectively.

													Motorized				Workshop
			Constructions										transport				machinery		Service						Construction and		Leasehold
	Flight		and		Computer		Office furniture		Electric power		Workshop		equipment		Communications		and		carts on		Allowance for		Pre-delivery		improvements		improvements to
	equipment		improvements		equipment		and equipment		equipment		Tools		platform		equipment		equipment		board		obsolescence		payments		in process		flight equipment		Total
Net book amount as of December 31, 2016	Ps.	577,498	Ps.	35,013	Ps.	7,200	Ps.	17,657	Ps.	6,928	Ps.	4,585	Ps.	1,357	Ps.	3,555	Ps.	3,618	Ps.	758	Ps.	—	Ps.	1,206,330	Ps.	255,374	Ps.	405,135	Ps.	2,525,008
Additions		115,558		—		1,845		6,805		—		—		—		—		123		—		—		1,707,805		206,932		545,164		2,584,232
Disposals and transfers		(930)		—		—		(15)		—		—		—		—		—		—		—		(213,947)		(3,555)		(101,224)		(319,671)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		83,115		—		—		83,115
Other movements		—		10,371		4,087		1,649		620		—		—		1,968		1,041		—		—		—		(265,144)		244,712		(696)
Depreciation		(61,204)		(20,216)		(3,809)		(3,801)		(1,294)		(2,314)		(471)		(796)		(722)		(376)		—		—		—		(401,288)		(496,291)
As of December 31, 2017		630,922		25,168		9,323		22,295		6,254		2,271		886		4,727		4,060		382		—		2,783,303		193,607		692,499		4,375,697
Cost		830,145		131,503		30,113		44,749		15,439		20,500		5,587		11,229		8,405		5,403		—		2,783,303		193,607		2,575,495		6,655,478
Accumulated depreciation		(199,223)		(106,335)		(20,790)		(22,454)		(9,185)		(18,229)		(4,701)		(6,502)		(4,345)		(5,021)		—		—		—		(1,882,996)		(2,279,781)
Net book amount as of December 31, 2017		630,922		25,168		9,323		22,295		6,254		2,271		886		4,727		4,060		382		—		2,783,303		193,607		692,499		4,375,697
Additions		366,371		689		5,316		652		—		2,673		—		1,050		1,040		—		—		1,485,643		142,703		687,260		2,693,397
Disposals and transfers		(261,866)		—		—		—		—		—		—		—		(2)		—		—		(712,098)		(89)		—		(974,055)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		115,242		—		—		115,242
Other movements		—		67		9,123		21,568		—		281		42		26		110		—		—		—		(193,483)		162,023		(243)
Depreciation		(71,105)		(10,689)		(7,215)		(6,209)		(1,132)		(1,856)		(482)		(892)		(727)		(256)		—		—		—		(327,193)		(427,756)
As of December 31, 2018		664,322		15,235		16,547		38,306		5,122		3,369		446		4,911		4,481		126		—		3,672,090		142,738		1,214,589		5,782,282
Cost		932,642		132,446		44,563		66,546		15,438		23,454		5,496		12,305		9,530		5,403		—		3,672,090		142,738		3,424,778		8,487,429
Accumulated depreciation		(268,320)		(117,211)		(28,016)		(28,240)		(10,316)		(20,085)		(5,050)		(7,394)		(5,049)		(5,277)		—		—		—		(2,210,189)		(2,705,147)
Net book amount as of December 31, 2018		664,322		15,235		16,547		38,306		5,122		3,369		446		4,911		4,481		126		—		3,672,090		142,738		1,214,589		5,782,282
Additions		692,186		5,596		1,730		1,461		2,487		3,137		—		355		4,278		2,273		(3,000)		1,412,790		525,556		661,954		3,310,803
Disposals and transfers		(538,370)		—		(131)		(10)		—		—		—		(2)		(35)		—		—		(704,852)		(3,957)		—		(1,247,357)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		127,742		—		—		127,742
Other movements		—		34,840		1,999		2,757		2,487		284		9,529		1,446		2,529		—		—		—		(190,097)		133,939		(287)
Depreciation		(84,888)		(14,721)		(7,074)		(5,854)		(1,084)		(1,938)		(341)		(933)		(1,044)		(278)		—		—		—		(469,694)		(587,849)
As of December 31, 2019		733,250		40,950		13,071		36,660		9,012		4,852		9,634		5,777		10,209		2,121		(3,000)		4,507,770		474,240		1,540,788		7,385,334
Cost		1,287,102		172,460		47,566		70,709		20,412		26,875		15,026		14,099		16,301		7,675		(3,000)		4,507,770		474,240		4,220,672		10,877,907
Accumulated depreciation		(553,852)		(131,510)		(34,495)		(34,049)		(11,400)		(22,023)		(5,392)		(8,322)		(6,092)		(5,554)		—		—		—		(2,679,884)		(3,492,573)
Net book amount as of December 31, 2019	Ps.	733,250	Ps.	40,950	Ps.	13,071	Ps.	36,660	Ps.	9,012	Ps.	4,852	Ps.	9,634	Ps.	5,777	Ps.	10,209	Ps.	2,121	Ps.	(3,000)	Ps.	4,507,770	Ps.	474,240	Ps.	1,540,788	Ps.	7,385,334